SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company prepares its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and to the rules and regulations of the Securities and Exchange Commission (“SEC”), which requires the Company to make judgments, estimates and assumptions that affect reported amount of assets, liabilities, revenue, costs and expenses, and any related disclosures. Although there was no material changes made to the accounting estimates and assumptions in the past three years, the Company continually evaluates these estimates and assumptions based on the most recently available information, the Company’s own historical experience and various other assumptions that the Company believes to be reasonable under the circumstances. Since the use of estimates is an integral component of the financial reporting process, actual results could differ from expectations as a result of changes in the Company’s estimates.

The Company believes that the following accounting policies involve a higher degree of judgment and complexity in their application and require us to make significant accounting estimates. Accordingly, these are the policies the Company believe are the most critical to understanding and evaluating the Company’s consolidated financial condition and results of operations.

Basis of presentation and principles of consolidation

These unaudited condensed consolidated financial statements for the six months ended June 30, 2026 have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission pertaining to interim financial statements. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements and should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025, filed with the SEC on April 24, 2025, as amended by Amendment No. 1 on Form 20-F/A filed with the SEC on July 27, 2026, from which the accompanying condensed consolidated balance sheet at December 31, 2025 was derived. In the opinion of management, all adjustments considered necessary for a fair presentation of the interim financial information have been included and are of a normal recurring nature.

The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. Inter-company transactions and balances between group companies together with unrealized profits arising from inter-company transactions are eliminated in full in preparing the consolidated financial statements. Unrealized losses resulting from inter-company transactions are also eliminated unless the transaction provides evidence of impairment on the asset transferred, in which case the loss is recognized in consolidated profit or loss.

Going Concern Assessment

As of June 30, 2026, the Company had cash of US$0.1 million and restricted cash of US$0.2 million. The Company had positive working capital as of both December 31, 2025 and June 30, 2026. Working capital was US$22.6 million and US$10.2 million as of December 31, 2025 and June 30, 2026, respectively.

The Company recorded a net income of US$13,499 for the six months ended June 30, 2026. The Company recorded a net loss of US$11.4 million for the six months ended June 30, 2025, including net loss attributable to controlling shareholders of US$11.3 million.

Net cash used in operating activities were US$3.0 million and net cash generated from operating activities of US$2.5 million for the six months ended June 30, 2025 and 2026, respectively.

Historically, the Company has relied principally on both operational sources of cash and non-operational sources of financing from banks or investors to fund its operations and business development. It’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan which includes reducing the fixed labor cost, pursuing cooperation opportunities and potential financing to improve its cash flow from operations and financing. To alleviate short-term liquidity pressure and demonstrate commitment to our financial stability, Betters Medical Investment Holdings Limited, the related party of the Company, together with Haimei Wu, the Chairwoman of the Board of Directors and Chief Executive Officer of the Company, provided it with an executed letter of continuing financial support. Haimei Wu is able to provide financial support of US$2.0 million, supported by properties owned by Ms. Wu, as necessary to enable it to meet its obligations as they become due for a period of at least twelve months from the date the financial statements are issued. Betters Medical Investment Holdings Limited confirmed that payables due to it will not be required to be repaid within the next twelve months from the date the financial statements are issued. The Company considered this financial support and non-demand confirmation in assessing its liquidity and its ability to meet obligations as they become due.

In September 2026, the Company is offering, through the prospectus supplement and the accompanying prospectus filed on September 24, 2026, (i) US$4,347,826 senior 8% original issue discount convertible promissory Note (the “Note”), (ii) ordinary shares, par value US$0.0001 per share, issuable from time to time upon conversion under the Note, and (iii) up to additional 110,070 ordinary shares as additional shares for the issuance of the Note. The Note carry an 8% original issue discount, and have a term of 12 months from the issuance date. No interest accrues during the term of the Note unless an event of default occurs, in which case interest will accrue at a rate of 15% per annum or, if less, the highest amount permitted by law. The Company received approximately US$4 million in financing proceeds on September 8, 2026.

Based on the factors including its cash and restricted cash position, positive working capital, the nature of the Company recorded a net income for the six months ended June 30, 2026, a significant turnaround from the substantial net loss recorded in the same period of 2025, improvement in operating cash flows, historical debt renewals and refinancing activities, continuing financial support from Haimei Wu, the non-demand confirmation from Betters Medical Investment Holdings Limited, and expected profitability drivers, management concluded that there was no substantial doubt about the our ability to continue as a going concern within one year after the issuance date of the financial statements.

Use of estimates and assumptions

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, useful lives of property and equipment, impairment of long-lived assets, allowance for credit losses, fair value of share-based compensation, the estimate of refunded liability, the classification of current and non-current accounts receivable, realizability of deferred tax assets, inventory allowance, and prepayment for R&D. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Functional currency and foreign currency translation

The Company’s reporting currency is the United States dollar (“US$”). The Company’s operations are principally conducted through the PRC subsidiaries where the local currency is the functional currency. Assets and liabilities are translated at the unified exchange rate as quoted by the Federal Reserve at the end of the period. The statement of operations accounts is translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments included in accumulated other comprehensive loss amounted to $1.4 million and $0.3 million as of December 31, 2025 and June 30, 2026, respectively. The balance sheet amounts, with the exception of shareholders’ equity as of December 31, 2025 and June 30, 2026 were translated at RMB 6.9931 and RMB 6.7851 to $1.00, respectively. The shareholders’ equity accounts were stated at their historical rate. The average translation rates applied to statement of operations accounts for the six months ended June 30, 2025 and 2026 were RMB7.2526 and RMB 6.8624 to $1.00, respectively. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Cash and restricted cash

Cash include cash in bank placed with banks, which have original maturities of three months or less at the time of purchase and are readily convertible to known amounts of cash.

As of June 30, 2026, the Company had total cash and restricted cash of $0.29 million (including $0.15 million of restricted cash). This $0.15 million restricted cash balance related to an investment deposit received by the Company from a potential investor during the fiscal year ended December 31, 2025. In the first half of 2026, as the parties were unable to reach a definitive agreement on the equity investment, the potential investor initiated legal proceedings against the Company seeking the return of the investment deposit. In July 2026, the Company fully repaid the investment deposit, and the cash freeze was subsequently lifted effective July 2026.

As of December 31, 2025, the Company had cash of US$0.2 million and restricted cash of US$0.4 million. Due to an employee oversight in 2021, the Company failed to timely renew its manufacturing license, resulting in a two-month gap between license cancellation and receipt of a new license. In November 2024, the Company was assessed an administrative penalty totaling about $0.6 million, representing confiscation of sales revenue during the gap period plus fines. As a result, US$0.4 million of the Company’s cash was restricted as of December 31, 2025 due to the remaining unpaid penalty. The Company paid the full remaining penalty in January 2026, and the cash freeze was subsequently lifted effective January 2026.

Revenue recognition

Technology licensing business was developed and launched by the Company during the first half of fiscal year 2026 as a new business initiative. The Company entered into licensing agreements under which it licenses its intellectual property such as proprietary microwave ablation technology know‑how and source code to third parties in exchange for licensing revenue.

“Intellectual property” or “IP”, refers collectively to the licensed technology under the license agreements, including but not limited to: patents, technical know-how, product design and engineering drawings, operating manuals, and other core technical secrets.

In the six months ended June 30, 2025, the Company’s revenue is primarily derived from sales of medical devices. In the six months ended June 30, 2026, the Company’s revenue is primarily derived from sales of medical devices and technology licensing.

For the sales of medical devices, customers obtain control of goods when either the goods are delivered to the customer or picked up by the customer and such customer has accepted the goods. Revenue is thus recognized at the point in time when the customers have accepted the goods.

For the technology licensing transactions, control of the licensed technologies is transferred from the Company to the customers when the licensed technologies are delivered and have been accepted by the customers. Since the Company’s licensed technology is functional IP, revenue is thus recognized upon when the customer accepted and signed the List of Technical Deliverables.

Principal versus agent

When another party is involved in providing goods or services to a customer, the Company determines whether the nature of its promise is a performance obligation to provide the specified goods or services itself (i.e. the Company is a principal) or to arrange for those goods or services to be provided by the other party (i.e. the Company is an agent).

The Company is a principal if it controls the specified good or service before that good or service is transferred to a customer.

The Company is an agent if its performance obligation is to arrange for the provision of the specified good or service by another party. In this case, the Company does not control the specified good or service provided by another party before that good or service is transferred to the customer. When the Company acts as an agent, it recognizes revenue in the amount of any fee or commission to which it expects to be entitled in exchange for arranging for the specified goods or services to be provided by the other party.

The Company acts as a principal in the sales of medical devices to hospitals (i.e. directly or through deliverers) and distributors as the Company controls the medical devices before that they are transferred to customers, and accordingly recognizes the revenue which the Company expects to be entitled from the sales of goods to its end-customers.

The Company acts as a principal in the technology licensing transactions as the Company has control over the licensed technology before that they are transferred to customers, and accordingly recognizes the revenue which the Company expects to be entitled from licensing transactions with its end-customers.

Revenue from technology licensing transactions

Technology licensing transactions developed and launched by the Company during the first half of fiscal year 2026. The Company owns and maintains full intellectual property rights in its microwave ablation equipment and microwave ablation needles, including patents, technical know-how, product technical requirements, design documentation, software source code, and complete regulatory registration dossiers. These assets, which have received NMPA Class III medical device certification in the PRC, represent a mature and clinically validated technology platform with demonstrated safety and efficacy in the minimally invasive treatment of tumors, including thyroid nodules, liver cancer, lung cancer, and breast lumps. Under the agreements with customers, it grant each licensee right to use the licensed technology in specified territories outside the PRC (including Europe, Brazil, the UK, or other defined regions), in exchange for consideration of licensing fees. The Company have granted 365-day credit terms to the licensees. The license is granted on an annual basis.

The Company acts as a principal in the technology licensing transactions. The Company obtains control of the intellectual property prior to licensing it to external customers. The Company bears primary performance responsibility to customers, bears performance and quality risks, and has independent pricing discretion.

The technology of the Company has already received NMPA Class III medical device registration certificates in China and is immediately ready for manufacturing and commercialization without further development, the Company’s core promise is to grant a license to use the existing intellectual property, indicating the license is “functional” and “complete” at the point of delivery.

Since the Company’s licensed technology has significant stand-alone functionality at inception, it is functional IP. In accordance with ASC 606-10-55-62, revenue is recognized at a point in time. Revenue is thus recognized upon when the customer accepted and signed the List of Technical Deliverables.

The Company presents the revenue generated from its technology licensing transactions on a gross basis as the Company is a principal.

Revenue from sales of medical devices

The Company sells medical devices though two channels, which is directly or through deliverers to hospitals, and through distributors to the end customers. Various sources of revenue of the Company is recognized on the following bases:

(1)	Revenue from sales to hospitals

The Company acts as a principal in the sales of medical devices to hospitals (i.e., directly or through deliverers) as the Company controls the medical devices before they are transferred to end-customers (i.e., hospitals).

The key indicators that demonstrate the Company’s control over the products include: (i) it is the Company’s responsibility to fulfill the promise of providing products to the hospitals through deliverers, in which the deliverers are just acting on the Company’s behalf. The deliverers bear no rights and obligations on the medical devices and the deliverers do not take any responsibility on the product damage before and after the products are delivered to the hospital’s designated premises and accepted by the hospital; (ii) the Company, instead of the deliverers, are subject to the inventory risk given that the deliverers are prohibited from delivering products to end-customers other than the designated hospitals (as designated through the authorization letter); and (iii) the selling prices of products are predetermined by the Company at tender price. The deliverers do not have pricing power and are only entitled to a specific service fee calculated as a fixed percentage of the relevant transaction of products which is a commission or fee basis. From the above indicators, the deliverers do not obtain control of the medical devices and thus the Company still retain control over the products before the products are delivered to the hospital’s designated premises and accepted by the hospital. Under such limitation, the deliverers do not act as the ‘principal’ in the sales through deliverer model and therefore the designated hospitals are not the ‘customer’ of the deliverer. In other words, the deliverers are instructed by the Company to transfer the medical devices to the designated hospital. As such, it is determined that the Company is the principal, and the deliverers are the agents. Since the Company remains the principal over the goods regardless of if the goods are delivered to the hospital directly by the Company or through the deliverers as agents, there is no significant difference between the two types of good delivery as to when risk or control is transferred to the customer and when revenue is recognized from sales to hospitals.

The Company presents the revenue generated from its sales of products on a gross basis as the Company is a principal.

(2)	Revenue from sales to distributors

The Company acts as a principal in the sales of medical devices to distributors as the Company controls the medical devices before they are transferred to distributors.

The revenue is recognized at a point in time when the Company satisfies its performance obligation by transferring the promised product to its customers, the distributors, upon acceptance. The performance obligation is considered to be met and revenue is recognized when distributors obtain control of the goods or when risks and rewards are transferred to distributors which bear all inventory risks and revenue is recognized when the goods are accepted by the distributor.

The Company did not recognize any revenue from contracts with customers for performance obligations satisfied over time during the six months ended June 30, 2025 and 2026.

The transaction price is generally in the form of a fixed price which is agreed with the customer at contract inception. The transaction price is recorded net of any sales return, surcharges and value-added taxes on gross sales. Customers are required to pay over an agreed-upon credit period.

Return rights

Some of the Company’s contract with customers from the sales of goods provides customers a right of return (a right to exchange for the same product or to be refund in cash due to faulty products). For the six months ended June 30, 2025 and 2026, there is no significant sales return.

Value-added taxes and surcharges

The Company presents revenue net of value-added taxes (“VAT”) and surcharges incurred. Surcharge are sales related taxes representing the City Maintenance and Construction Tax and Education Surtax. VAT and surcharges collected from customers, net of VAT paid for purchases, are recorded as a liability in the consolidated balance sheets until these are paid to the tax authorities.

Disaggregation of revenue

The Company disaggregates its revenue by major products and customers, as the Company believes it best depicts the amount of its revenue and cash flows. See Note 15 to the segment reports.

Contract assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Company performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional. The Company does not have contract assets for the periods presented.

Contract liabilities

The contract liabilities represent consideration that the Company has received but has not satisfied the related performance obligations. Contract liabilities primarily relate to the payments received for products selling of medical devices in advance of revenue recognition. The increase in contract liabilities compared with the prior year was primarily due to an increase in advance consideration received from customers, reflecting higher prepayments and deposits for orders to be fulfilled after the balance sheet date.

Substantially all of the Company’s medical device sales contracts have a duration of one year or less, and the majority of performance obligations under these contracts are satisfied within one year. With respect to the Company’s technology licensing contracts, although the overall contractual arrangements have a duration beyond one year, the license is granted on an annual basis, and revenue is recognized at a point in time when the licensee accepts and signs the technical deliverables. Accordingly, as of the balance sheet date, there are no material unsatisfied or partially unsatisfied performance obligations under these technology licensing contracts.

The Company’s contract liabilities amounted to $0.8 million and $2.4 million as of December 31, 2025 and June 30, 2026, respectively. The revenue expected to be recognized on the remaining performance obligations of these contracts as of June 30, 2026 will be $2.4 million in the following 12 months.

Earnings per share

Basic earnings per share is computed using the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of common shares and potential common shares outstanding during the period. For the six months ended June 30, 2025 and 2026, there were no dilutive shares.

Segment reporting

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statement information about operating segments, on a basis consistent with Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company’s Chief Executive Officer is the chief operating decision-maker (“CODM”) that uses net income/loss as the measure of segment profit or loss to evaluate the performance of the segment and to make decisions regarding the allocation of resources. The Company has determined that it operates in one operating segment and assesses the performance of the Company as a whole. The Company considered that its revenue is derived from the sale of MWA and other medical devices and, commencing in the first half of 2026, technology licensing, all of which arise from the Company’s underlying medical device technologies and related intellectual property and are sold or licensed to a similar customer base within the medical device industry. The technology licensing arrangements are integrated with, and complementary to, the Company’s overall commercialization strategy and are not managed as a separate business. Although the Company’s revenue is derived from multiple geographic markets, the CODM does not manage the business on a geographic basis, does not allocate resources by geography, and does not assess performance using discrete geographic profit or loss information. The geographic location of a customer or licensee primarily reflects the location of the contracting entity or end market rather than a separate operating segment with distinct economics, or resource allocation. Therefore, the Company has one operating segment and one reportable segment in accordance with ASC 280, Segment Reporting.

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

Recently Adopted Accounting Pronouncements

In March 2024, the FASB issued ASU 2024 - 01, Compensation - Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards. The amendments in this Update improve the clarity of paragraph 718 - 10 - 15 - 3 and its application to profits interest or similar awards, primarily through the addition of an illustrative example that includes four fact patterns. This Accounting Standards Update is the final version of Proposed Accounting Standards Update 2023 - ED300 - Compensation - Stock Compensation (Topic 718): Scope Application of Profits Interest Awards, which has been deleted. All reporting entities that account for profits interest awards as compensation to employees or nonemployees in return for goods or services. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after December 15, 2025, and interim periods within those annual periods. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. If an entity adopts the amendments in an interim period, it should adopt them as of the beginning of the annual period that includes that interim period. The Company adopted this guidance in at the beginning of 2026 and the adoption of this guidance did not have a material impact on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-04, Debt — Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. All reporting entities that settle convertible debt instruments for which the conversion privileges were changed to induce conversion. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company adopted this guidance in at the beginning of 2026 and the adoption of this guidance did not have a material impact on its consolidated financial statements.

New Accounting Pronouncements Not Yet Adopted

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This ASU incorporates certain U.S. Securities and Exchange Commission (SEC) disclosure requirements into the FASB Accounting Standards Codification. The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC removes that related disclosure from its rules. For all other entities, the amendments will be effective two years later. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Company does not expect the adoption of ASU 2023-06 to have a material impact on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024 - 03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220 - 40): Disaggregation of Income Statement Expenses. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, for all public business entities. In January 2025, the FASB issued ASU 2025 - 01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220 - 40): Clarifying the Effective Date. The amendment in this Update amends the effective date of Update 2024 - 03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of Update 2024 - 03 is permitted. The Company is currently evaluating ASU 2023 - 09 to determine the impact it may have on its consolidated financial statements disclosures.